OPERATING LEASE - Schedule of Maturity of Our Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Maturity Of Our Operating Lease Liabilities Abstract
Year of 2026	$ 54,000
Year of 2027	36,000
Year of 2028	18,000
Total lease payments	108,000
Less: imputed interest	3,086
Present value of operating lease liabilities	104,914	$ 0
Less: current obligation	51,922	0
Long-term obligation on December 31, 2025	$ 52,992	$ 0